Consolidated Statement of Financial Position	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Non-current assets
Property, plant and equipment	$ 198,848	$ 26,774	$ 5,084
Intangible assets	18,235,034	8,776,530	4,047,138
Fixed asset investments	33,685	32,301
Other receivables	5,000,000
Total non-current assets	23,467,567	8,835,605	4,052,222
Current assets
Trade and other receivables	3,292,310	280,590	897,425
Cash and cash equivalents	86,965,789	194,602	4,226,524
Total current assets	90,258,099	475,192	5,123,949
Total assets	113,725,666	9,310,797	9,176,171
Current liabilities
Trade and other payables	17,068,656	2,385,777	3,798,286
Borrowings		5,459,972
Total current liabilities	17,068,656	7,845,749	3,798,286
Non-current liabilities
Trade and other payables	2,459,413	534,074	206,696
Borrowings			3,297,468
Deferred tax			550,718
Warrants liability	128,038,432
Total non-current liabilities	130,497,845	534,074	4,054,882
Total liabilities	147,566,501	8,379,823	7,853,168
Net (liabilities)/assets	(33,840,835)	930,974	1,323,003
EQUITY
Share capital	11,007	158	158
Share premium	70,999,290
Convertible loan notes treated as equity		1,411,034	1,411,034
Other reserve	166,804,775
Foreign currency translation reserve	255,212	(129,452)	(182,066)
Share-based payment reserve	303,476	134,728	11,052
Retained earnings	(272,214,595)	(485,494)	82,825
Total Equity	$ (33,840,835)	$ 930,974	$ 1,323,003